Annual Total Returns [BarChart] - AMG Managers Brandywine Blue Fund - Class I	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	(10.34%)
Annual Return 2012	6.74%
Annual Return 2013	33.13%
Annual Return 2014	8.54%
Annual Return 2015	(0.05%)
Annual Return 2016	5.88%
Annual Return 2017	27.86%
Annual Return 2018	(5.04%)
Annual Return 2019	35.23%
Annual Return 2020	34.60%